RELATED PARTY TRANSACTIONS (Amounts Due to Related Parties) (Details) (CNY)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Amounts due to related parties	89,634,516	2,624,452
Egencia [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	710,919	551,593
Egencia [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		532,450
EAN.com, L.P [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	33,952,245
Expedia [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	40,713,108			854,541
TripAdvisor [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	201,337	175,380
Kuxun [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	631,545	354,949
Tencent [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	1,219,482	911,935
Tencent [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	340,625
Expedia [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	221,852	9,464
Expedia [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	295,419
2010 Affiliate Company [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	5,602,708	88,681
2010 Affiliate Company [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	36,183
First 2012 Affiliate Company [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	311,025
Second 2012 Affiliate Company [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	5,398,068